SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 178,425
Prepaid rent	7,500
Total	$ 185,925